LEASES (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 11	$ 0	$ 0	$ 6
Total lease costs	$ 11	$ 0	$ 0	$ 6